Annual Total Returns - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	7.75%	10.61%	(13.01%)	9.36%	13.35%	16.14%	(4.71%)	10.83%	5.03%	(1.37%)
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	10.48%	13.09%	(14.66%)	12.24%	16.21%	20.66%	(6.35%)	15.13%	6.31%	(1.77%)
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	13.06%	15.26%	(15.42%)	14.95%	18.39%	24.38%	(7.97%)	19.24%	6.55%	(1.36%)